AMERICAN AADVANTAGE FUNDS
INSTITUTIONAL CLASS

Supplement Dated September 18, 2003 to the Prospectus Dated March 1, 2003

Under Principal Strategies on page 10, the second paragraph is hereby deleted and replaced with the following:

The Manager currently allocates the Fund's assets, generally on an equal basis, among three investment advisers:

     Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
     Brandywine Asset Management, LLC
     Hotchkis and Wiley Capital Management, LLC

Barrow has recently been selected as an investment adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Barrow's management to approximate that of the other investment advisers.


Under The Investment Advisers on page 38, the description of Barrow, Hanley, Mewhinney & Strauss, Inc. is hereby deleted and replaced with the following:

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("Barrow"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2002, Barrow had discretionary investment management authority with respect to approximately $24.5 billion of assets, including approximately $1.3 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced, Large Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.


AMERICAN AADVANTAGE FUNDS
PLANAHEAD CLASS

Supplement Dated September 18, 2003 to the Prospectus Dated March 1, 2003

Under Principal Strategies on page 9, the second paragraph is hereby deleted and replaced with the following:

The Manager currently allocates the Fund's assets, generally on an equal basis, among three investment advisers:

     Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
     Brandywine Asset Management, LLC
     Hotchkis and Wiley Capital Management, LLC

Barrow has recently been selected as an investment adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Barrow's management to approximate that of the other investment advisers.


Under The Investment Advisers on page 36, the description of Barrow, Hanley, Mewhinney & Strauss, Inc. is hereby deleted and replaced with the following:

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("Barrow"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2002, Barrow had discretionary investment management authority with respect to approximately $24.5 billion of assets, including approximately $1.3 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced, Large Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.


AMERICAN AADVANTAGE FUNDS
SERVICE CLASS

Supplement Dated September 18, 2003 to the Prospectus Dated March 1, 2003

Under Principal Strategies on page 3, the second paragraph is hereby deleted and replaced with the following:

The Manager currently allocates the Fund's assets, generally on an equal basis, among three investment advisers:

     Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
     Brandywine Asset Management, LLC
     Hotchkis and Wiley Capital Management, LLC

Barrow has recently been selected as an investment adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Barrow's management to approximate that of the other investment advisers.


Under The Investment Advisers on page 12, the following is hereby inserted as the second paragraph:

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("Barrow"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2002, Barrow had discretionary investment management authority with respect to approximately $24.5 billion of assets, including approximately
$1.3 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Small Cap Value Fund.


AMERICAN AADVANTAGE FUNDS
AMR CLASS

Supplement Dated September 18, 2003 to the Prospectus Dated March 1, 2003

Under Principal Strategies on page 10, the second paragraph is hereby deleted and replaced with the following:

The Manager currently allocates the Fund's assets, generally on an equal basis, among three investment advisers:

     Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
     Brandywine Asset Management, LLC
     Hotchkis and Wiley Capital Management, LLC

Barrow has recently been selected as an investment adviser to the Fund, and as such, the Manager intends to gradually increase the portion of Fund assets under Barrow's management to approximate that of the other investment advisers.


Under The Investment Advisers on page 28, the description of Barrow, Hanley, Mewhinney & Strauss, Inc. is hereby deleted and replaced with the following:

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("Barrow"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2002, Barrow had discretionary investment management authority with respect to approximately $24.5 billion of assets, including approximately $1.3 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced, Large Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.